2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 22 .3%
Communication Services — 2.3%
Alphabet Inc ....................... 7,190 1,751,124
Comcast Corp ...................... 1,166 36,636
Electronic Arts Inc ................... 688 138,770
EverQuote Inc
(1)
..................... 179 4,094
Meta Platforms Inc ................... 1,966 1,443,791
Verizon Communications Inc ............ 3,380 148,551
Walt Disney Co/The .................. 2,352 269,304
3,792,270
Consumer Discretionary — 1.3%
Amazon.com Inc
(1)
................... 2,818 618,748
Best Buy Co Inc ..................... 738 55,808
BorgWarner Inc ..................... 48 2,110
Bright Horizons Family Solutions Inc
(1)
...... 489 53,091
Brinker International Inc
(1)
.............. 529 67,014
Grand Canyon Education Inc
(1)
........... 57 12,513
Lear Corp ......................... 369 37,125
Lowe's Cos Inc ..................... 386 97,006
O'Reilly Automotive Inc
(1)
............... 2,021 217,884
Ralph Lauren Corp ................... 109 34,178
Tapestry Inc ....................... 992 112,314
Tesla Inc
(1)
......................... 342 152,094
Texas Roadhouse Inc ................. 1,235 205,195
TJX Cos Inc/The ..................... 1,604 231,842
Winnebago Industries Inc .............. 50 1,672
Yum! Brands Inc ..................... 1,807 274,664
2,173,258
Consumer Staples — 0.7%
Cal-Maine Foods Inc .................. 320 30,112
Coca-Cola Consolidated Inc ............. 600 70,296
Costco Wholesale Corp ................ 963 891,382
Kroger Co/The ...................... 847 57,096
Sprouts Farmers Market Inc
(1)
............ 480 52,224
1,101,110
Energy — 0.3%
Civitas Resources Inc ................. 659 21,417
Devon Energy Corp ................... 3,907 136,979
Exxon Mobil Corp .................... 1,160 130,790
Kodiak Gas Services Inc ............... 2,038 75,345
PrimeEnergy Resources Corp
(1)
........... 59 9,855
SM Energy Co ...................... 1,420 35,457
Teekay Corp Ltd ..................... 215 1,759
Weatherford International PLC ........... 144 9,854
Williams Cos Inc/The ................. 505 31,992
453,448
Financials — 4.0%
Ally Financial Inc .................... 1,190 46,648
American International Group Inc ......... 947 74,377
Bank of New York Mellon Corp/The ........ 5,792 631,096
Berkshire Hathaway Inc
(1)
.............. 5,121 2,574,531
BOK Financial Corp ................... 421 46,916
Capital One Financial Corp .............. 2,772 589,272
Customers Bancorp Inc
(1)
............... 2,627 171,727
Dave Inc
(1)
......................... 113 22,527
FirstCash Holdings Inc ................. 216 34,219
Mastercard Inc ..................... 1,303 741,159
Morningstar Inc ..................... 1,263 293,029
Northern Trust Corp .................. 840 113,064
Popular Inc ........................ 2,180 276,882
PROG Holdings Inc ................... 136 4,401
State Street Corp .................... 5,396 625,990
Stewart Information Services Corp ........ 56 4,106
Synchrony Financial .................. 2,171 154,250
Westamerica BanCorp ................. 172 8,598
6,412,792
Health Care — 1.5%
AbbVie Inc ........................ 1,268 293,593
Amgen Inc ........................ 1,609 454,060
Cardinal Health Inc ................... 524 82,247
Centene Corp
(1)
..................... 1,858 66,293
Elevance Health Inc .................. 434 140,234
Eli Lilly & Co ....................... 396 302,148
Encompass Health Corp ............... 586 74,434
Ensign Group Inc/The ................. 486 83,966
Gilead Sciences Inc .................. 4,022 446,442
Molina Healthcare Inc
(1)
................ 403 77,118
Regeneron Pharmaceuticals Inc .......... 142 79,842
UnitedHealth Group Inc ................ 659 227,553
Universal Health Services Inc ............ 196 40,070
2,368,000
Industrials — 3.2%
Alaska Air Group Inc
(1)
................. 285 14,187
Albany International Corp ............... 1,060 56,498
AMETEK Inc ....................... 3,273 615,324
Argan Inc ......................... 219 59,141
Atkore Inc ......................... 322 20,202
Boise Cascade Co ................... 1,734 134,073
BWX Technologies Inc ................. 9 1,659
Carpenter Technology Corp ............. 101 24,800
Comfort Systems USA Inc .............. 87 71,791
Delta Air Lines Inc ................... 2,077 117,870
Dycom Industries Inc
(1)
................ 216 63,020
Eaton Corp PLC ..................... 1,176 440,118

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
EnerSys .......................... 335 37,842
FedEx Corp ........................ 175 41,267
GE Vernova Inc ..................... 81 49,807
Generac Holdings Inc
(1)
................ 49 8,203
General Dynamics Corp ................ 1,858 633,578
Hubbell Inc ........................ 747 321,442
Huntington Ingalls Industries Inc .......... 50 14,395
Johnson Controls International plc ......... 933 102,583
Lockheed Martin Corp ................. 734 366,420
NEXTracker Inc
(1)
.................... 289 21,383
Northrop Grumman Corp ............... 594 361,936
PACCAR Inc ........................ 68 6,686
Power Solutions International Inc
(1)
........ 103 10,117
Primoris Services Corp ................ 691 94,895
Regal Rexnord Corp .................. 258 37,008
Rockwell Automation Inc ............... 265 92,625
Sensata Technologies Holding PLC ........ 887 27,098
SkyWest Inc
(1)
...................... 233 23,444
Southwest Airlines Co ................. 347 11,073
Textron Inc ........................ 483 40,809
Trane Technologies PLC ................ 492 207,604
Union Pacific Corp ................... 3,558 841,004
United Airlines Holdings Inc
(1)
............ 2,826 272,709
Valmont Industries Inc ................. 47 18,223
5,260,834
Information Technology — 7.8%
Apple Inc ......................... 9,586 2,440,883
Applied Materials Inc ................. 605 123,868
Avnet Inc ......................... 119 6,221
Broadcom Inc ...................... 2,381 785,516
Cisco Systems Inc ................... 2,416 165,303
Consensus Cloud Solutions Inc
(1)
.......... 477 14,010
Corning Inc ........................ 941 77,190
Dolby Laboratories Inc ................ 539 39,007
Dropbox Inc
(1)
...................... 1,439 43,472
Micron Technology Inc ................ 1,821 304,690
Microsoft Corp ...................... 6,653 3,445,921
Monolithic Power Systems Inc ........... 328 301,970
NetApp Inc ........................ 114 13,504
NVIDIA Corp ....................... 14,665 2,736,196
Oracle Corp ........................ 1,778 500,045
Photronics Inc
(1)
..................... 7,073 162,325
Pure Storage Inc
(1)
................... 350 29,334
QUALCOMM Inc ..................... 2,522 419,560
Ralliant Corp ....................... 354 15,480
Roper Technologies Inc ................ 593 295,723
Skyworks Solutions Inc ................ 1,019 78,443
Texas Instruments Inc ................. 2,642 485,415
TTM Technologies Inc
(1)
................ 49 2,822
Ubiquiti Inc ........................ 88 58,131
12,545,029
Materials — 0.5%
Anglogold Ashanti Plc ................. 179 12,589
Crown Holdings Inc .................. 1,308 126,340
Freeport-McMoRan Inc ................ 1,218 47,770
Newmont Corp ..................... 2,047 172,583
Nucor Corp ........................ 775 104,958
Packaging Corp of America ............. 454 98,940
Royal Gold Inc ...................... 629 126,165
Steel Dynamics Inc ................... 573 79,893
United States Lime & Minerals Inc ......... 9 1,184
770,422
Real Estate — 0.4%
Simon Property Group Inc .............. 2,006 376,466
Sun Communities Inc ................. 1,687 217,623
594,089
Utilities — 0.3%
Black Hills Corp ..................... 2,130 131,187
Consolidated Edison Inc ............... 682 68,554
National Fuel Gas Co .................. 1,619 149,547
Xcel Energy Inc ..................... 1,637 132,024
481,312
Total Common Stocks (United States)
(Cost $ 27,723,747 ) ................. 35,952,564
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 66 .1%
U.S. Fixed Income — 59.1%
Baird Core Plus Bond Fund - Class I ....... 2,314,507 23,885,715
Dodge & Cox Income Fund - Class I ........ 815,079 10,449,316
Fidelity Advisor Capital & Income Fund - Class Z 867,601 10,194,314
Fidelity Total Bond Fund - Class Z ......... 2,486,600 24,070,289
Frost Total Return Bond Fund - Class I ...... 653,790 6,394,069
iShares 20+ Year Treasury Bond ETF
(3)
...... 126,059 11,265,893
iShares 7-10 Year Treasury Bond ETF
(3)
..... 93,766 9,044,668
95,304,264
International Fixed Income — 7.0%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 118,555 11,285,251
11,285,251
Total Registered Investment Companies
(Cost $ 101,946,624 ) ................ 106,589,515

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Money Market Registered Investment Companies — 11 .1%
Meeder Government Money Market Fund ,
3.99%
(4)
........................ 17,855,140 17,855,140
Total Money Market Registered Investment
Companies
(Cost $ 17,855,140 ) ................. 17,855,140
Total Investments — 99 .5%
(Cost $ 147,525,511 ) ................ 160,397,219
Other Assets less Liabilities — 0 .5% ....... 791,995
Total Net Assets — 100 .0% ............. 161,189,214
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,807 23,072
Meeder Conservative Allocation Fund - Retail
Class .......................... 488 11,461
Meeder Dynamic Allocation Fund - Retail Class 4,788 67,656
Meeder Muirfield Fund - Retail Class ....... 3,519 32,970
Total Trustee Deferred Compensation
(Cost $ 115,820 ) ................... 135,159
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 56 12/19/25 7,798,840 (3,995)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 28 12/19/25 1,903,580 11,709
Russell 2000 Futures Mini
December 2025 .... 14 12/19/25 1,718,850 21,339
S&P Mid Cap Futures
EMini December 2025 2 12/19/25 657,240 (4,187)
Total Futures Contracts . 100 12,078,510 24,866
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(5) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.